Consolidated Statements of Operations In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Consolidated Statements of Operations
Net revenue	$ 144,945	877,451	748,133	604,559
Costs and expenses:
Commissions and other agent-related costs	(92,908)	(562,436)	(455,282)	(428,920)
Operating costs	(30,460)	(184,393)	(175,330)	(296,652)
Selling, general and administrative expenses	(38,665)	(234,065)	(177,475)	(218,110)
Goodwill impairment losses	(3,367)	(20,384)	(10,755)	(30,614)
Net change in fair value (Note 2(q) and Note 20)	3,646	22,069	11,989	25,716
Total costs and expenses	(161,754)	(979,209)	(806,853)	(948,580)
Loss from operations	(16,809)	(101,758)	(58,720)	(344,021)
Interest income	688	4,162	2,324	5,845
Other income	1,216	7,360	6,497	2,086
Foreign currency exchange loss	(19)	(113)	(19)	(5,713)
Loss before income tax and share of associates' income (loss)	(14,924)	(90,349)	(49,918)	(341,803)
Income tax	385	2,332	(2,713)	(1,103)
Share of associates' income	343	2,074	2,547	2,496
Net Loss	(14,196)	(85,943)	(50,084)	(340,410)
Net loss (income) attributable to non-controlling interest	483	2,923	(3,427)	3,895
Net loss attributable to IFM Investments Limited	(13,713)	(83,020)	(53,511)	(336,515)
Net loss attributable to ordinary shareholders	$ (13,713)	(83,020)	(53,511)	(336,515)
Net loss per share, basic (in dollars per share)	$ (0.02)	(0.12)	(0.08)	(0.50)
Net loss per share, diluted (in dollars per share)	$ (0.02)	(0.12)	(0.08)	(0.50)
Net loss per ADS, basic (in dollars per share)	$ (0.92)	(5.59)	(3.61)	(22.66)
Net loss per ADS, diluted (in dollars per share)	$ (0.92)	(5.59)	(3.61)	(22.66)
Number of shares used in calculating net loss per share, basic	668,198	668,198	667,672	668,291
Number of shares used in calculating net loss per share, diluted	668,198	668,198	667,672	668,291
Number of ADSs used in calculating net loss per ADS, basic	14,849	14,849	14,837	14,851
Number of ADSs used in calculating net loss per ADS, diluted	14,849	14,849	14,837	14,851